Transaction and service payment and their impact on the results of operations between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 41,066	$ 51,934
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	2,490	3,373	3,619
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Interest Income Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,269	3,850	3,850
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Interest Expense Member
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	(128)	(267)	(627)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	25,571	25,188	27,300
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Net Gain Loss And Valuation Adjustments On Investment Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	5,856	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	9,854	0	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Occupancy Net Member
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	6,560	6,647	7,063
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Professional Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(155,521)	(150,677)	(149,156)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Operating Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	843	751	1,382
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (103,206)	$ (111,135)	$ (106,569)